CREDIT FROM BANKS - Disclosure of credit from banks (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Credit From Banks Abstract
Current maturities of long-term loans		$ 2,206	$ 2,160
Total credit from banks		$ 2,206	$ 2,160
Borrowings, interest rate basis	[1]	Prime (1)+1.05
Borrowings, adjustment to interest rate basis		1.05%

[1]	The Prime rate as of December 31, 2024 – 6.00% (December 31, 2023 – 6.25%).